Income Taxes (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Taxes [Line Items]
Deferred tax liabilities, net		$ 2,900		$ 2,900
Unrecognized tax benefits, income tax penalties and interest accrued
Income tax examination, penalties accrued
Income tax examination, interest accrued
Successor [Member]
Income Taxes [Line Items]
Effective tax rate percentage				20.67%
Deferred income tax expense (benefit)				$ 3,083
Deferred tax asset		200		200
Income tax expense		$ 3,961		$ (2,993)
Predecessor [Member]
Income Taxes [Line Items]
Deferred income tax expense (benefit)
Income tax expense			$ 962		$ 962